FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:          /  /    (a)
             or fiscal year ending:        12/31/09  (b)

Is this a transition report?  (Y/N):                                        N
                                                                          -----
                                                                           Y/N

Is this an amendment to a previous filing?  (Y/N):                          N
                                                                          -----
                                                                           Y/N

Those items or sub-items with a box "[Z]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:  John Hancock Life Insurance Company of New York
                        Separate Account B

   B. File Number:      811-8329

   C. Telephone Number: (617) 572-6000

2. A.  Street:          197 Clarendon Street

   B. City: Boston      C. State: MA      D. Zip Code: 02117  Zip Ext.

   E.  Foreign Country:                          Foreign Postal Code:


3. Is this the first filing on this form by Registrant?  (Y/N)---------     N
                                                                          -----
                                                                           Y/N

4. Is this the last filing on this form by Registrant?  (Y/N)----------     N
                                                                          -----
                                                                           Y/N

5. Is Registrant a small business investment company (SBIC)?  (Y/N)----     N
   [If answer is "Y" (Yes), complete only items 89  through 110.]         -----
                                                                           Y/N

6. Is Registrant a unit investment trust (UIT)?  (Y/N)-----------------     Y
   [If answer is "Y" (Yes), complete only items 111 through 133.]         -----
                                                                           Y/N

   For period ending       12/31/09
                     -----------------
   File number 811-        8329
                     -----------------


111.  A. [Z]  Depositor Name:
                              -------------------------------------------------

      B. [Z]  File Number (if any):
                                    -------------------------------------------

      C. [Z]  City:           State:       Zip Code          Zip Ext:
                    ---------        -----          --------          ---------

      D. [Z]  Foreign Country:                   Foreign Postal Code:
                               -----------------                      ---------

114.  A. [Z]  Principal Underwriter Name:
                                          -------------------------------------

      B. [Z]  File Number:
                           ---------------

      C. [Z]  City:           State:       Zip Code          Zip Ext:
                    ---------        -----          --------          ---------

         [Z]  Foreign Country:                   Foreign Postal Code:
                               -----------------                      ---------

115.  A. [Z] Independent Public Accountant Name:
                                                 ------------------------------

      B. [Z]  City:           State:       Zip Code          Zip Ext:
                    ---------        -----          --------          ---------

         [Z]  Foreign Country:                   Foreign Postal Code:
                               -----------------                      ---------

116.  Family of investment companies information:

      A. [Z]  Is Registrant part of a family of investment
              companies? (Y/N)-----------------------------------------
                                                                          -----
                                                                           Y/N
      B. [Z]  Identify the family in 10 letters:

         (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A. [Z]  Is Registrant a separate account of an insurance company?  (Y/N)------------------------------------------
                                                                          -----
                                                                           Y/N

          If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:


      B. [Z]  Variable annuity contracts?  (Y/N)-----------------------
                                                                          -----
                                                                           Y/N


      C. [Z]  Scheduled premium variable life contracts?  (Y/N)--------
                                                                          -----
                                                                           Y/N


      D. [Z]  Flexible premium variable life contracts?  (Y/N)---------
                                                                          -----
                                                                           Y/N


      E. [Z]  Other types of insurance products registered under the
              Securities Act of 1933? (Y/N)----------------------------
                                                                          -----
                                                                           Y/N

   For period ending       12/31/09
                     -----------------
   File number 811-        8329
                     -----------------

118.  [Z]  State the number of series existing at the end of the period that had securities registered under the Securities Act
           of 1933 ----------------------------------------------------
                                                                          -----

119.  [Z]  State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period ------------------------------------------
                                                                          -----

120.  [Z]  State the total value of the portfolio securities on the date of deposit for the new series included in item 119
           ($000's omitted) -------------------------------------------
                                                                          -----

121.  [Z]  State the number of series for which a current prospectus was in existence at the end of the period ----------------------
                                                                          -----

122.  [Z]  State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period ---------------------------------------------
                                                                          -----

123.  [Z]  State the total value of the additional units considered in answering item 122 ($000's omitted) ------------------------
                                                                          -----

124.  [Z]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the
           current period (the value of these units is to be measured on the date they were placed in the subsequent series)
           ($000's omitted) -------------------------------------------
                                                                          -----

125.  [Z]  State the total dollar amount of sales loads collected
           (before reallowances to other brokers or dealers) by
           Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) -----------------------------
                                                                          -----

126.  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
      Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series). ($000's omitted) ---------------------------------------
                                                                          -----

   For period ending       12/31/09
                     -----------------
   File number 811-        8329
                     -----------------


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                         Number of          Total Assets          Total Income
                                                                           Series             ($000's            Distributions
                                                                         Investing            omitted)          ($000's omitted)
                                                                        -------------      ---------------     -------------------
A     U.S. Treasury direct issue-----------------------------------                        $                   $
                                                                        -------------      ---------------     -------------------
B     U.S. Government agency---------------------------------------                        $                   $
                                                                        -------------      ---------------     -------------------
C     State and municipal tax-free---------------------------------                        $                   $
                                                                        -------------      ---------------     -------------------
D     Public utility debt------------------------------------------                        $                   $
                                                                        -------------      ---------------     -------------------
E     Broker or dealers debt or debt of brokers' or dealers'                               $                   $
      parent-------------------------------------------------------
                                                                        -------------      ---------------     -------------------
F     All other corporate intermed. & long-term debt---------------                        $                   $
                                                                        -------------      ---------------     -------------------
G     All other corporate short-term debt--------------------------                        $                   $
                                                                        -------------      ---------------     -------------------
H     Equity securities or brokers or dealers or parents of brokers                        $                   $
      or dealers---------------------------------------------------
                                                                        -------------      ---------------     -------------------
I     Investment company equity securities-------------------------                        $                   $
                                                                        -------------      ---------------     -------------------
J     All other equity securities----------------------------------           1            $        85,660     $                 0
                                                                        -------------      ---------------     -------------------
K     Other securities---------------------------------------------                        $                   $
                                                                        -------------      ---------------     -------------------
L     Total assets of all series of Registrant                                             $        85,660
                                                                                           ---------------

128.  [Z]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an
           entity other than the insurer? (Y/N)------------------------
                                                                          -----
                                                                           Y/N
           [If answer is "N" (No), go to item 131.]

129.  [Z]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)----------------------------
                                                                          -----
                                                                           Y/N

           [If answer is "N" (No), go to item 131.]

130.  [Z]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)-----------------
                                                                          -----
                                                                           Y/N

   For period ending       12/31/09
                     -----------------
   File number 811-        8329
                     -----------------


131.  Total expenses incurred by all series of Registrant during the
      current reporting period ($000's omitted) -----------------------  $    0
                                                                         ------


132.  [Z]  List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

           811-          811-          811-          811-          811-
                --------      --------      --------      --------      --------
           811-          811-          811-          811-          811-
                --------      --------      --------      --------      --------
           811-          811-          811-          811-          811-
                --------      --------      --------      --------      --------
           811-          811-          811-          811-          811-
                --------      --------      --------      --------      --------
           811-          811-          811-          811-          811-
                --------      --------      --------      --------      --------
           811-          811-          811-          811-          811-
                --------      --------      --------      --------      --------
           811-          811-          811-          811-          811-
                --------      --------      --------      --------      --------
           811-          811-          811-          811-          811-
                --------      --------      --------      --------      --------
           811-          811-          811-          811-          811-
                --------      --------      --------      --------      --------

133.  If the Registrant has divested itself of securities in accordance with
      Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:

      A.  Name of the issuer;
      B.  Exchange ticker symbol;
      C.  CUSIP number;
      D. Total number of shares or, for debt securities, principal amount divested;
      E.  Date(s) that the securities were divested; and
      F. If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing.

This item 133 shall terminate one year after the date on which the provisions of
Section 4 of the Sudan Accountability and Divestment Act of 2007 terminate pursuant to Section 12 of the Act.

   For period ending       12/31/09
                     -----------------
   File number 811-        8329
                     -----------------


      This report is signed on behalf of the registrant in the City of Toronto, Canada on the 23rd day of February, 2010.

      JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B



      /s/ JANET WYMAN
      -------------------------
      By:
      Janet Wyman
      Accounting Director



      /s/ DIANNE ALDAN
      -------------------------
      Witness:
      Dianne Aldan
      Financial Analyst